PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) R$ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 BRL (R$)	Apr. 30, 2015 BRL (R$)	Dec. 31, 2019 BRL (R$) lawsuit	Dec. 31, 2018 BRL (R$)	Jul. 31, 2015
Provisions recognized
Balance at beginning of period			R$ 24,127,659
Additional provisions, other provisions			R$ 17,561,611	R$ 17,941,912
Compulsory Loan, Interest Rate			6.00%
Provision on legal proceedings, non-current			R$ 24,214,938	23,196,295
Balance at ending of period			25,246,426	24,127,659
Chesf
Provisions recognized
Provisional enforcement amount provided by defendant on litigation claimed		R$ 1,035
Amount of assets attached	R$ 500,000
Amount the provision was updated			1,287,047	1,293,550
Amount the other addition provision items were updated			128,805	129,355
Civil
Provisions recognized
Balance at beginning of period			22,211,307
Provision on legal proceedings, non-current			22,104,427	21,327,263
Balance at ending of period			R$ 23,134,716	22,211,307
Compulsory Loan
Provisions recognized
Compulsory Loan, Interest Rate			6.00%
Eletrobras's understanding of interest term limit			5 years
Number of legal actions filed | lawsuit			3,975
Principal
Provisions recognized
Additional provisions, other provisions			R$ 6,128,374	6,372,806
Compensatory Interest
Provisions recognized
Additional provisions, other provisions			1,714,617	1,741,409
Default Interest
Provisions recognized
Additional provisions, other provisions			R$ 9,718,620	9,827,697
Declaration of Nullity | Chesf
Provisions recognized
Percentage of fine based on the value of the case			0.01%
Litigation amount claimed			R$ 350,000
Generation Scaling Factor | Chesf
Provisions recognized
Percentage below which neutrality is sought					95.00%
Provision on legal proceedings, non-current			1,084,386	831,352
Tax
Provisions recognized
Balance at beginning of period			348,534
Provision on legal proceedings, non-current			336,213	346,825
Balance at ending of period			336,213	348,534
Labor
Provisions recognized
Balance at beginning of period			1,567,818
Provision on legal proceedings, non-current			1,774,298	1,522,207
Balance at ending of period			1,775,497	R$ 1,567,818
Provision for litigation
Provisions recognized
Additional provisions, other provisions			2,630,645
Balance at ending of period			R$ 25,246,426